Other Operating Income	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Other Operating Income
26.	OTHER OPERATING INCOME
Details of Other operating income were as follows:

	Years ended
	January 31, 2023	January 31, 2022

Foreign exchange gain on working capital elements	$(28.6)	$(6.2)
Loss on forward exchange contracts	22.7	5.9
Gain on lease termination	—	(8.7)
Other	(4.4)	(0.5)
Total	$(10.3)	$(9.5)